Contingent liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contingent liabilities
Contingent liabilities

20.  Contingent liabilities

The Company is subject to various claims which arise in the ordinary course of business as detailed below. These contingent liabilities are reviewed on a regular basis and where practical an estimate is made of the potential financial impact on the Company.

Environmental contingencies

The Company’s operations are subject to various environmental laws and regulations. The Company is in material compliance with those laws and regulations. The Company accrues for environmental contingencies when such contingencies are probable and reasonably estimable. Such accruals are adjusted as new information develops or circumstances change. Recoveries of environmental remediation costs from insurance companies and other parties are recorded as assets when the recoveries are virtually certain. At this time, the Company is unaware of any material environmental incidents at the CSA mine. Any potential liability arising from the above is not expected to have a material adverse effect on its income, financial position or cash flows.

Bank payment guarantees for rehabilitation

The Company has entered into various bank and performance guarantees equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with mining activities. These are in the ordinary course of business. As at March 31, 2023, the total value of the guarantees is $24,730 thousand (AU$36,891 thousand) (2022: $25,101 thousand (AU$36,891 thousand)). The obligations, to which the guarantees relate, have been provided for on the balance sheet under provisions.

21.	Contingent liabilities

The Company is subject to various claims which arise in the ordinary course of business as detailed below. These contingent liabilities are reviewed on a regular basis and where practical an estimate is made of the potential financial impact on the Company.

Environmental contingencies

The Company’s operations are subject to various environmental laws and regulations. The Company is in material compliance with those laws and regulations. The Company accrues for environmental contingencies when such contingencies are probable and reasonably estimable. Such accruals are adjusted as new information develops or circumstances change. Recoveries of environmental remediation costs from insurance companies and other parties are recorded as assets when the recoveries are virtually certain. At this time, the Company is unaware of any material environmental incidents at its CSA mine. Any potential liability arising from the above is not expected to have a material adverse effect on its combined income, financial position or cash flows.

21.	Contingent liabilities (continued)

Bank payment guarantees for rehabilitation

The Company has entered into various bank and performance guarantees equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with mining activities. These are in the ordinary course of business. As at December 31, 2022 the total value of the guarantees is AU$36,891 thousand (2021: AU$36,903 thousand). The obligations, to which the guarantees relate, have been provided for on the balance sheet under provisions (see note 16).

21.	Contingent liabilities

The Company is subject to various claims which arise in the ordinary course of business as detailed below. These contingent liabilities are reviewed on a regular basis and where practical an estimate is made of the potential financial impact on the Company.

Environmental contingencies

The Company’s operations are subject to various environmental laws and regulations. The Company is in material compliance with those laws and regulations. The Company accrues for environmental contingencies when such contingencies are probable and reasonably estimable. Such accruals are adjusted as new information develops or circumstances change. Recoveries of environmental remediation costs from insurance companies and other parties are recorded as assets when the recoveries are virtually certain. At this time, the Company is unaware of any material environmental incidents at its CSA mine. Any potential liability arising from the above is not expected to have a material adverse effect on its combined income, financial position or cash flows.

Bank payment guarantees for rehabilitation

The Company has entered into various bank and performance guarantees equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with mining activities. These are in the ordinary course of business. As at December 31, 2021 the total value of the guarantees is AU$36,903 thousand (2020: AU$36,913 thousand). The obligations, to which the guarantees relate, have been provided for on the balance sheet under provisions (see note 16).